BORROWINGS AND NOTES PAYABLE (Schedule of Changes in Debentures, Including Cash Flows From Financing Activities) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Non-current borrowings, including current maturities	₪ 236	₪ 138	₪ 191
Notes payable, including current maturities	1,440	1,457	1,589
Financial liability at fair value		4	28
Interest payable	18	17	8
Lease liability	720	702	617
Borrowings	2,414	2,318	₪ 2,433
Cash flows used in financing activities, net [Member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings, including current maturities	98	(52)
Notes payable, including current maturities	(17)	(154)
Interest payable	(48)	(49)
Lease liability	(148)	(147)
Borrowings	(115)	(402)
Non cash movements CPI adjustments and other [Member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings, including current maturities		(1)
Notes payable, including current maturities		22
Financial liability at fair value	(4)	(24)
Interest payable	49	58
Lease liability	18	18
Borrowings	63	73
Non cash movements Against lease ROU asset [Member]
Disclosure of detailed information about borrowings [line items]
Lease liability	148	214
Borrowings	₪ 148	₪ 214